Convertible Redeemable Preferred Shares (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended					6 Months Ended	8 Months Ended	12 Months Ended				34 Months Ended
	Dec. 31, 2015 shares	Oct. 31, 2014 CNY (¥)	Aug. 31, 2014 CNY (¥) shares	Sep. 30, 2012 CNY (¥)	Jan. 31, 2011 CNY (¥)	Jun. 30, 2011 CNY (¥)	Aug. 19, 2010 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Sep. 30, 2012 CNY (¥)	Dec. 31, 2014 $ / shares	Oct. 31, 2014 $ / shares	Oct. 31, 2014 ¥ / shares	Dec. 31, 2013 $ / shares
Convertible Redeemable Preferred Shares [Line Items]
Deemed dividend										¥ 16,666
Ordinary shares repurchased | shares	803,811									1,925,063
Consideration paid to repurchase ordinary shares									¥ 13,958	¥ 20,963
Shares issued									¥ 703,388
Consideration received from issuance of shares to several Series C1 investors										145,746	¥ 12,000
Par value of preferred share (in dollars per share) | $ / shares																$ 0.0001
Founding Shareholders [Member]
Convertible Redeemable Preferred Shares [Line Items]
Ordinary shares repurchased | shares			1,925,063
Consideration paid to repurchase ordinary shares			¥ 20,964
Series A equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Interest compounding rate (as a percent)	12.50%							12.50%	12.50%
Conversion ratio								1	1
Series B equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Interest compounding rate (as a percent)	12.50%							12.50%	12.50%
Conversion ratio								1	1
Series C1 equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Interest compounding rate (as a percent)	15.00%							15.00%	15.00%
Conversion ratio								1	1
Fair value of shares determined by the Company with the assistance of independent valuation firm				¥ 270,923								¥ 270,923
Deemed dividend				¥ 4,683
Series A Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued upon conversion of equity interests | shares											19,622,241
Par value of preferred share (in dollars per share) | $ / shares													$ 0.0001
Series B Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued upon conversion of equity interests | shares											26,532,203
Par value of preferred share (in dollars per share) | $ / shares													0.0001
Series C1 Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued upon conversion of equity interests | shares											29,056,332
Par value of preferred share (in dollars per share) | $ / shares													0.0001
Series C2 Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Fair value of shares determined by the Company with the assistance of independent valuation firm			37,630
Deemed dividend			16,666							¥ 16,666
Shares issued			1,925,063
Consideration received from issuance of shares to several Series C1 investors			¥ 20,964
Par value of preferred share (in dollars per share) | $ / shares													0.0001
Series D Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued		¥ 7,504,324
Consideration received from issuance of shares to several Series C1 investors		¥ 145,746
Par value of preferred share (in dollars per share) | $ / shares													$ 0.0001	$ 0.0001
Issue price per share | (per share)														$ 3.20	¥ 19.69
Alibaba [Member] | Shanghai Baozun [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors												25.16%
Alibaba [Member] | Shanghai Baozun [Member] | Series A equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors							39.56%
Total consideration							¥ 32,732
Alibaba [Member] | Shanghai Baozun [Member] | Series B equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors					7.29%
Total consideration					¥ 12,859
Crescent Castle and New Access [Member] | Shanghai Baozun [Member] | Series B equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors						27.55%
Total consideration						¥ 119,120
Group of investors including existing preferred share investors [Member] | Shanghai Baozun [Member] | Series C1 equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors				27.62%
Total consideration				¥ 266,240